FINANCIAL INSTRUMENTS (Commodity contracts outstanding) (Details) - Commodity risk - Cash flow hedges pound in Thousands, barrel in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) pound barrel
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 2,213
Financial assets, fair value	$ 2,213
Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | pound	20,232
Financial assets, carrying value	$ 507
Financial assets, fair value	$ 507
Swap and collar contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | barrel	144
Financial assets, carrying value	$ 1,706
Financial assets, fair value	$ 1,706
Minimum
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity	0 years
Maximum
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity	12 years